Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (110,503)	$ (185,352)	$ (221,657)
Share-based compensation expense	28,016	23,544	28,241
Exchange loss (gain) on offshore accounts		4	174
Gain on short-term investments and fair value change of derivatives	100	(552)	98,112
Fair value change of liability-classified warrant	(195)	(105)	6,270
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(20,842)	7,934	(22,788)
Accrued expenses and other current liabilities	8,576	2,037	1,090
Other non-current liabilities	5,862	5,332	966
Net cash used in operating activities	(114,964)	(11,005)	(50,042)
Cash flows from investing activities:
Decrease in term deposits	0		493,471
Proceeds from sale of available-for-sale securities	0		62,704
Proceeds from principal return on SoFi Loan Note		5,879	984
Proceeds from sale of equity method investment	94,604	18,460	94
Proceeds from sale of cost method investment	32,726
Capital distribution received from equity method investees	148	29,634	60,279
Net cash (used in) provided by investing activities	224,236	(193,283)	(248,984)
Cash flows from financing activities:
Repurchase of ordinary shares			(10,292)
Proceeds from exercise of share options	262	1,430	1,231
Repayment of short-term borrowings	(24,060)	(108,292)
Proceeds from loan from a related party	0	10,692
Net cash provided by (used in) financing activities	(67,113)	226,075	180,430
Net (decrease) increase in cash and cash equivalents	42,159	21,787	(118,596)
Cash and cash equivalents at beginning of year	79,370	60,837	183,025
Effect of exchange rate changes	7,066	(3,254)	(3,592)
Cash and cash equivalents at end of year	128,595	79,370	60,837
Parent Company [Member]
Cash flows from operating activities:
Net loss	(110,427)	(185,352)	(220,128)
Equity in income of subsidiaries and variable interest entities	175,824	148,480	189,103
Share-based compensation expense	28,016	23,544	24,575
Gain on disposal of cost method investments	(37,311)	0	0
Exchange loss (gain) on offshore accounts	(1)	3	376
Gain on short-term investments and fair value change of derivatives	0	0	(4,102)
Loss (earnings) in equity method investment	(68,078)	3,968	4,050
Fair value change of liability-classified warrant	(195)	(105)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(294)	107	2,796
Accrued expenses and other current liabilities	1,902	(1,689)	(5,040)
Other non-current liabilities	5,862	5,332	966
Increase in amounts due from subsidiaries	(27,710)	(65,055)	(128,551)
Net cash used in operating activities	(32,412)	(70,767)	(135,955)
Cash flows from investing activities:
Restricted cash	0	15,370	(15,370)
Decrease in term deposits	0	0	139,514
Proceeds from sale of available-for-sale securities	0	0	33,416
Proceeds from principal return on SoFi Loan Note	0	5,879	984
Proceeds from sale of equity method investment	91,926	18,460	0
Proceeds from sale of cost method investment	32,726	0	0
Capital distribution received from equity method investees			9,854
Dividend received from available-for-sale securities	0	0	137
Purchase of equity method investment	(500)	(1,000)	(172,331)
Purchase of cost method investment	0	0	(300)
Net cash (used in) provided by investing activities	124,152	38,709	(4,096)
Cash flows from financing activities:
Repurchase of ordinary shares	0	0	(10,292)
Proceeds from exercise of share options	262	1,430	1,231
Proceeds from borrowings	0	30,000	159,260
Restricted cash for debt borrowings	0	100,000	(100,000)
Repayment of short-term borrowings	(10,000)	(100,000)	0
Proceeds from loan from a related party	0	10,692	0
Net cash provided by (used in) financing activities	(9,738)	42,122	50,199
Net (decrease) increase in cash and cash equivalents	82,002	10,064	(89,852)
Cash and cash equivalents at beginning of year	15,694	5,633	95,485
Effect of exchange rate changes	1	(3)	0
Cash and cash equivalents at end of year	$ 97,697	$ 15,694	$ 5,633